Note 5 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tangible Asset Impairment Charges, Total	$ 4,948	$ 0
Zalviso-related Assets [Member]
Tangible Asset Impairment Charges, Total	$ 4,900